Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares	7	23	40	90

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	20	64	113	255

Participant:
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant:) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant:) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant:) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	10	32	56	128

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail) Vanguard Short-Term Inflation-Protected Securities (USD $)	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Management Expenses	0.08%	0.17%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.10%	0.20%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	10	32	56	128
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	20	64	113	255